Goldman Sachs Small Cap Equity ETF Average Annual Total Returns		12 Months Ended	15 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.50%	24.52%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	31.76%
Goldman Sachs Small Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	24.29%
Performance Inception Date	Oct. 03, 2023
Goldman Sachs Small Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.49%	26.09%
Goldman Sachs Small Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.21%	20.14%